BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Product Information [Line Items]
FDIC insured, amount	$ 250,000		$ 250,000		$ 250,000
Allowance for credit loss	35,252		35,252		43,016
Accounts receivable	2,087,317		2,087,317		970,629	$ 517,583
Amortization expense of loan issuance fees			532,991	$ 70,997
Advertising and marketing costs	21,194	$ 1,209	44,593	12,560	61,724	11,336
Accounts Receivable, Allowance for Credit Loss					43,016	77,690
Accounts Receivable, after Allowance for Credit Loss							$ 413,723
Subscription receivable						200,000
Goodwill	20,381,882		20,381,882		6,516,915
Goodwill, Impairment Loss		$ 15,669,287		$ 15,669,287	20,364,001
Amortization of Deferred Loan Origination Fees, Net					385,002	6,663
Notes and Loans Payable					$ 434,542	$ 93,745
Income Tax Examination, Description					The Company’s taxes are subject to examination by taxation authorities for a period of three years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					47.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					63.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage					30.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage						52.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage						12.00%
Titan Trucking LLC [Member]
Product Information [Line Items]
Goodwill					$ 26,880,916
Notes Payable And Convertible Notes Payable [Member]
Product Information [Line Items]
Notes payable outstanding amount	$ 2,976,000		$ 2,976,000		$ 434,542